Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-39724
Entity Registrant Name	LIQUIDIA CORPORATION
Entity Central Index Key	0001819576
Entity Tax Identification Number	85-1710962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	419 Davis Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	328-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	LQDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false